Concentrations (Details) - Customers	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Member]
Concentrations (Textual)
Number of customers	1	2
Percentage of concentrations of credit risk	100.00%	100.00%
Sales Revenue, Net [Member]
Concentrations (Textual)
Number of customers	1	4
Percentage of concentrations of credit risk	95.00%	85.00%